Harbor Large Cap Value Fund Expense Example - Harbor Large Cap Value Fund	Oct. 31, 2025 USD ($)
Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	354
Expense Example, with Redemption, 10 Years	796
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	398
Expense Example, with Redemption, 10 Years	892
Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	1,187
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	582
Expense Example, with Redemption, 10 Years	$ 1,291